Note 4 - Segmented Information	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]
4.
SEGMENTED INFORMATION

All of the Company's operations are within the mining industry and its major products are precious metals doré which are refined or smelted into pure silver and gold and sold to global metal brokers. Historically, the Company has also produced industrial metals of lead and zinc from its sales of concentrates. Transfer prices between reporting segments are set on an arms-length basis in a manner similar to transactions with third
parties. Coins and bullion cost of sales are based on transfer prices.

A reporting segment is defined as a component of the Company that:
•	engages in business activities from which it may earn revenues and incur expenses;
•	whose operating results are reviewed regularly by the entity's chief operating decision maker; and
•	for which discrete financial information is available.

For the year ended
December
31,
2020,
the Company's reporting segments includes its
three
operating mines in Mexico. Effective
January 1, 2020,
the Company
no
longer considers the La Parrilla, Del Toro, San Martin and La Guitarra mines, which have been placed on suspension, as significant reporting segments. Accordingly, these mines have been grouped as "non-producing properties" category for the year ended
December
31,
2020
and
2019.
“Others” consists primarily of the Company's corporate assets including cash and cash equivalents, other development and exploration properties (Note
14
), debt facilities (Note
19
), intercompany eliminations, and corporate expenses which are not
allocated to operating segments. The Company's chief operating decision maker (“CODM”) evaluates segment performance based on mine operating earnings. Therefore, other income and expense items are not
allocated to the segments. The segmented information for the comparative periods have been adjusted to reflect the Company's reporting segments for the reporting year ended
December
31,
2020
for consistency.

Significant information relating to the Company's reportable operating segments is summarized in the tables below:

Year Ended December 31, 2020 and 2019		Revenue	Cost of sales	Depletion, depreciation, and amortization	Mine operating earnings (loss)	Capital expenditures
Mexico
San Dimas	2020	$211,759	$110,782	$33,738	$67,239	$43,772
	2019	185,999	100,120	28,491	57,388	42,511
Santa Elena	2020	76,051	52,990	10,472	12,589	33,739
	2019	94,378	53,605	12,204	28,569	23,004
La Encantada	2020	73,632	37,794	8,265	27,573	10,733
	2019	50,867	36,609	11,648	2,610	13,225
Non-producing Properties	2020	183	1,362	848	(2,027)	4,338
	2019	32,204	40,910	12,162	(20,868)	20,258
Others	2020	2,251	1,489	1,082	(320)	32,453
	2019	496	902	1,079	(1,485)	25,196
Consolidated	2020	$363,876	$204,417	$54,405	$105,054	$125,035
	2019	$363,944	$232,146	$65,584	$66,214	$124,194

During the year ended
December
31,
2020,
the Company had
three
(
December
31,
2019
-
six
) customers that accounted for
99%
of its sales revenue, with
one
major metal broker accounting for
92%
of total revenue (
2019
-
85%
).

		Mining Interests
At December 31, 2020 and 2019		Producing	Exploration	Property, plant and equipment	Total mining assets	Total assets	Total liabilities
Mexico
San Dimas	2020	$204,592	$17,179	$112,105	$333,876	$439,145	$105,462
	2019	193,433	8,699	116,556	318,688	360,387	46,504
Santa Elena	2020	52,892	33,951	49,245	136,088	166,525	33,467
	2019	45,046	18,592	47,787	111,425	134,666	23,867
La Encantada	2020	25,865	2,955	16,555	45,375	99,185	29,354
	2019	23,091	1,104	14,736	38,931	71,255	21,563
Non-producing Properties	2020	108,837	37,004	29,888	175,729	219,109	40,274
	2019	105,778	32,938	31,050	169,766	213,061	36,261
Others	2020	—	26,456	50,427	76,883	313,553	178,724
	2019	—	34,710	26,510	61,220	233,583	222,436
Consolidated	2020	$392,185	$117,545	$258,220	$767,950	$1,237,517	$387,281
	2019	$367,348	$96,043	$236,639	$700,030	$1,012,952	$350,631

(Tabular amounts are expressed in thousands of US dollars)